Non-Controlling Interest in Versus LLC (Tables)	6 Months Ended
Jun. 30, 2023
Non-Controlling Interest in Versus LLC [Abstract]
Schedule of Financial Information before Intragroup Eliminations for Non-Wholly Owned Subsidiary	The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of June 30, 2023 and June 30, 2022 and the six month periods then ended:
	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	1,010,211	1,855,473
Non-current	2,046,995	2,811,260
	3,057,206	4,666,733

Liabilities
Current	140,523	642,901
Non-current	42,485,061	36,149,724
	42,625,584	36,792,624
Net liabilities	(39,568,378)	(32,125,891)
Non-controlling interest	(6,784,717)	(5,504,169)
Net loss	(2,218,719)	(5,256,557)
Net loss attributed to non-controlling interest	(401,588)	(1,258,926)